Loss per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Loss Per Share Details Abstract
Loss attributed to shareholders	$ (10,825)	$ (22,022)	$ (19,729)
Basic weighted average number of shares (in 000s)	25,545	22,714	18,381
Basic and diluted loss per share	$ (0.42)	$ (0.97)	$ (1.07)

[1]	The consolidated statement of operations and comprehensive loss for fiscal year 2019 reflects the adoption of IFRS 16 on January 1, 2019, and for fiscal year 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated.